Share Capital (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands														1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
		May 24, 2018	Apr. 10, 2018	Feb. 28, 2018	Dec. 28, 2017	Dec. 06, 2017	Sep. 14, 2017	Jun. 05, 2017	May 09, 2017	Jan. 05, 2017	Dec. 27, 2016	Dec. 16, 2016	May 02, 2016	Nov. 30, 2017	May 31, 2017	Sep. 30, 2014	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017		Dec. 31, 2016		Mar. 31, 2017	Nov. 28, 2016	Oct. 08, 2015
Preferred stock, par value																	$ 0.01		$ 0.01		$ 0.01		$ 0.01
Authorized capital stock																	221,000,000		221,000,000		221,000,000
Common stock, shares authorized																	220,000,000		220,000,000		220,000,000		220,000,000
Ordinary shares, par value																	$ 0.01		$ 0.01		$ 0.01		$ 0.01
Preferred stock, shares authorized																	1,000,000		1,000,000		1,000,000		1,000,000
Common stock, shares issued, including temporary equity																	2,837,863		2,837,863
Common stock, shares outstanding, including temporary equity																	2,837,863		2,837,863
Preferred stock, shares issued																	1,001		1,001		4,001		9,736
Preferred stock, shares outstanding																	1,001		1,001		4,001		9,736
Proceeds from issuance of shares																		$ 9,414		$ 12,704	$ 12,702
Number of stock options granted	[1]																				272,090	[2]	96,482	[2]
Weighted-average exercise price per share, granted	[1]																				$ 16.5	[2]		[2],[3]
Stock-based employee compensation																			$ 822		$ 254		$ 675
Number of option exercised	[1]																		2,487		31,453	[2]		[2]
Number of shares issued during period
Loss on extinguishment of convertible note																		$ 2,364		2,364	$ 2,364
Repurchase of common stock																	$ 500		$ 500		$ 500
Fair market value percentage																	25.00%		25.00%		25.00%
Temporary equity value																			$ 500		$ 500
Minimum [Member]
Common stock, shares authorized																										200,000,000
Maximum [Member]
Common stock, shares authorized																										220,000,000
General and Administrative Expense [Member]
Stock-based employee compensation																					253		676
Number of shares issued for services, value																							$ 7,258
Microbot Israel [Member]
Ordinary shares, par value																										$ 0.01
Loan bears interest rate																											10.00%
Microbot Israel [Member] | General and Administrative Expense [Member]
Stock-based employee compensation																			675		675
CardioSert Ltd [Member]
Number of common shares issued for acquisition		6,738	6,738
CardioSert Ltd [Member] | Research and Development Expense [Member]
Stock-based employee compensation		$ 74
Alpha Capital [Member]
Preferred stock, par value												$ 0.01
Rights to acquire shares of common stock												655,967
Designated preferred stock												9,736
Number of shares issued during period												655,967
Common stock shares issued and outstanding reduced during the period												1,786,684
Board of Directors [Member]
Ordinary shares, par value													$ 0.001
Number of stock options granted					66,036	12,698
Weighted-average exercise price per share, granted					$ 15.3	$ 15.75
Stock option vested term					3 years	3 years
Board of Directors [Member] | General and Administrative Expense [Member]
Stock-based employee compensation																			41	0	5
Board of Directors [Member] | Microbot Israel [Member]
Ordinary shares, par value													$ 0.001
Number of stock options granted													33,333			26,906
Number of stock option granted as adjustment of reflect merger													96,482			77,846
Weighted-average exercise price per share, granted													$ 20.25			$ 12
Stock option merger retroactively adjusted exercise price per share													$ 7.05			$ 4.2
Harel Gadot [Member]
Number of stock options granted							120,848
Weighted-average exercise price per share, granted							$ 15.75
Harel Gadot [Member] | Minimum [Member]
Stock option vested term							3 years
Harel Gadot [Member] | Maximum [Member]
Stock option vested term							5 years
Harel Gadot [Member] | General and Administrative Expense [Member]
Stock-based employee compensation																			339	0	156
Hezi Himelfarb [Member]
Number of stock options granted							72,508
Weighted-average exercise price per share, granted							$ 19.35
Stock option vested term							3 years
Hezi Himelfarb [Member] | General and Administrative Expense [Member]
Stock-based employee compensation																			231	0	92
Employees [Member]
Ordinary shares, par value				$ 0.001
Number of stock options granted					66,036
Number of option exercised				2,487
Employees and Directors [Member] | General and Administrative Expense [Member]
Stock-based employee compensation																			211	211	$ 95
Employees and Directors [Member] | Research and Development Expense [Member]
Stock-based employee compensation																			$ 0	$ 0
Employees and Consultant [Member]
Number of option exercised														31,453
Employees and Consultant [Member] | NIS [Member]
Ordinary shares, par value														$ 0.001
Advisors [Member] | Restricted Stock [Member]
Common stock price per share																	$ 19.2		$ 19.2		$ 19.2
Number of shares issued for services																			525,706		525,706
Number of shares issued for services, value																			$ 10,000		$ 10,000
Advisors [Member] | General and Administrative Expense [Member] | Restricted Stock [Member]
Stock-based employee compensation																			$ 7,300		7,300
Consultant [Member]
Stock-based employee compensation																					$ 225
Number of shares issued for services																					8,085
Purchaser [Member]
Number of common stock shares sold during the period										47,163
Common stock price per share										$ 74
Proceeds from issuance of shares										$ 3,500
Placement agent fee										$ 210
Investor [Member]
Number of common stock shares sold during the period								252,658
Common stock price per share								$ 40
Proceeds from issuance of shares								$ 10,125
Placement agent fee								$ 922
Before Reverse Split [Member]
Common stock, shares issued, including temporary equity																	42,120,127		42,120,127
Common stock, shares outstanding, including temporary equity																	42,120,127		42,120,127
Before Reverse Split [Member] | CardioSert Ltd [Member]
Number of common shares issued for acquisition		100,000	100,000
Before Reverse Split [Member] | Alpha Capital [Member]
Rights to acquire shares of common stock												9,736,000
Number of shares issued during period												9,735,925
Common stock shares issued and outstanding reduced during the period												26,518,315
Before Reverse Split [Member] | Board of Directors [Member]
Number of stock options granted					990,543	190,475
Weighted-average exercise price per share, granted					$ 1.02	$ 1.05
Before Reverse Split [Member] | Board of Directors [Member] | Microbot Israel [Member]
Number of stock options granted													500,000			403,592
Number of stock option granted as adjustment of reflect merger													96,482			77,846
Weighted-average exercise price per share, granted													$ 1.35			$ 0.8
Stock option merger retroactively adjusted exercise price per share													$ 7.05			$ 4.2
Before Reverse Split [Member] | Harel Gadot [Member]
Number of stock options granted							1,812,721
Weighted-average exercise price per share, granted							$ 1.05
Before Reverse Split [Member] | Hezi Himelfarb [Member]
Number of stock options granted							1,087,627
Weighted-average exercise price per share, granted							$ 1.29
Before Reverse Split [Member] | Employees [Member]
Number of stock options granted					990,543
Number of option exercised				37,300
Before Reverse Split [Member] | Employees and Consultant [Member]
Number of option exercised														471,794
Before Reverse Split [Member] | Advisors [Member] | Restricted Stock [Member]
Common stock price per share																	$ 1.28		$ 1.28		$ 1.28
Number of shares issued for services																			7,802,639		7,802,639
Before Reverse Split [Member] | Consultant [Member]
Number of shares issued for services																					120,000
Before Reverse Split [Member] | Purchaser [Member]
Number of common stock shares sold during the period										700,000
Common stock price per share										$ 5.00
Before Reverse Split [Member] | Investor [Member]
Number of common stock shares sold during the period								3,750,000
Common stock price per share								$ 2.70
Warrant [Member]
Cashless exercise warrants																		52		52					51
Warrant [Member] | Before Reverse Split [Member]
Cashless exercise warrants																		768		768					768
Series A Convertible Preferred Stock [Member]
Conversion of stock into shares																			3,000		8,990
Preferred stock, shares issued																	2,464		2,464		4,001
Preferred stock, shares outstanding																	2,464		2,464		4,001
Common Stock [Member]
Conversion of stock into shares	[4]																		202,151		605,705	[5]
Cashless exercise warrants																									24
Rights to acquire shares of common stock											655,962
Number of option exercised	[4]																		2,487		31,787	[5]
Number of shares issued during period	[4],[5]																				299,815
Common Stock [Member] | Directors [Member]
Number of stock options granted						12,698
Common Stock [Member] | Employees [Member]
Number of stock options granted					66,036
Common Stock [Member] | Before Reverse Split [Member]
Conversion of stock into shares																					8,990,000
Cashless exercise warrants																									359
Rights to acquire shares of common stock											9,735,925
Series A Convertible Preferred Stock [Member]
Preferred stock, par value															$ 0.01								$ 0.01
Conversion of stock into shares															1,000				202,151		8,990		1,000
Designated preferred stock											656
Series A Convertible Preferred Stock [Member] | Securities Purchase Agreement [Member]
Loan bears interest rate									6.00%
Debt maturity date									Nov. 28, 2016
Debt instrument face amount									$ 2,029
Series A Convertible Preferred Stock [Member] | Alpha Capital [Member] | Securities Purchase Agreement [Member]
Number of shares issued during period									3,254
Loss on extinguishment of convertible note									$ 2,360
Series A Convertible Preferred Stock [Member] | Before Reverse Split [Member]
Conversion of stock into shares															1,000				3,000,000				1,000
Designated preferred stock											9,736
Common Stock [Member]
Cashless exercise warrants																		24		24					24
Common Stock [Member] | Before Reverse Split [Member]
Cashless exercise warrants																		359		359					359

[1]	Share data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.
[2]	December 31 2017 and 2016 options data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.
[3]	Less than 1
[4]	Share data represents the number of shares adjusted to retroactively reflect the 1:15 reverse Stock Split effected on September 4, 2018, as discussed in Note 1.
[5]	December 31 2017, 2016 and 2015 share data represent the number of shares adjusted to retroactively reflect the 1:15 reverse Stock Split effected on September 4, 2018, as discussed in Note 1.